Schedule of Investments (unaudited)
September 30, 2024
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.9%
BHP Group Ltd., Class DI	107,610	$ 3,340,876
Austria — 0.1%
OMV AG	8,282	354,305
Brazil — 0.9%
Ambev SA	254,464	610,971
B3 SA - Brasil Bolsa Balcao	383,376	753,705
Lojas Renner SA	56,200	186,312
Magazine Luiza SA(a)	96,989	172,695
Marfrig Global Foods SA(a)	200,671	502,442
Pagseguro Digital Ltd., Class A(a)	24,101	207,510
Vale SA	86,227	1,005,246
		3,438,881
Canada — 2.4%
Barrick Gold Corp.	110,595	2,199,716
Brookfield Corp., Class A	65,636	3,485,995
CGI, Inc.(a)	11,446	1,317,037
FirstService Corp.	2,296	419,509
Stantec, Inc.	2,627	211,255
Suncor Energy, Inc.	18,061	666,646
Thomson Reuters Corp.	6,015	1,025,990
		9,326,148
China — 2.7%
BOE Technology Group Co. Ltd., Class A	5,204,200	3,297,469
Foxconn Industrial Internet Co. Ltd., Class A	307,300	1,096,331
Shanghai Electric Group Co. Ltd., Class A(a)	741,596	476,050
Shenwan Hongyuan Group Co. Ltd., Class A	453,001	366,838
Tencent Holdings Ltd.	90,600	5,037,799
Wuliangye Yibin Co. Ltd., Class A	18,800	430,730
		10,705,217
Denmark — 1.0%
Genmab A/S(a)	1,088	263,768
Novo Nordisk A/S, Class B	31,790	3,770,660
		4,034,428
France — 1.5%
BNP Paribas SA	5,922	406,377
Danone SA	22,541	1,641,874
Eiffage SA	6,908	667,075
Engie SA	168,100	2,906,817
Orange SA	26,694	305,724
		5,927,867
Germany — 0.8%
Allianz SE, Registered Shares	3,186	1,047,936
Bayer AG, Class N, Registered Shares	11,876	401,785
Siemens Energy AG(a)	43,158	1,593,387
		3,043,108
Hong Kong — 0.8%
AIA Group Ltd.	379,000	3,309,753
India — 1.3%
Alkem Laboratories Ltd.	4,451	321,530
Birlasoft Ltd.	45,737	328,425
Dixon Technologies India Ltd.	2,949	485,226
DLF Ltd.	36,077	384,950
Infosys Ltd.	32,275	720,918
KPIT Technologies Ltd.	6,047	117,399
Larsen & Toubro Ltd.	23,051	1,010,867
Lupin Ltd.	12,901	337,323
Security	Shares	Value
India (continued)
SBI Life Insurance Co. Ltd.(b)	11,013	$ 241,864
Trent Ltd.	3,625	327,960
Voltas Ltd.	21,403	471,217
WNS Holdings Ltd.(a)	6,937	365,649
		5,113,328
Ireland — 0.6%
TE Connectivity PLC	16,710	2,523,043
Israel(a) — 0.7%
Check Point Software Technologies Ltd.	5,616	1,082,821
Wix.com Ltd.	8,755	1,463,573
		2,546,394
Italy — 1.6%
Intesa Sanpaolo SpA	444,878	1,904,387
UniCredit SpA	102,450	4,497,718
		6,402,105
Japan — 4.2%
ANA Holdings, Inc.	44,000	942,181
Central Japan Railway Co.	38,100	879,731
Daikin Industries Ltd.	4,900	687,769
Hitachi Ltd.	21,900	580,729
Honda Motor Co. Ltd.	321,600	3,433,511
Makita Corp.	4,000	135,126
Mitsubishi UFJ Financial Group, Inc.	131,100	1,346,212
Mitsui Fudosan Co. Ltd.	74,800	704,829
Mizuho Financial Group, Inc.	75,400	1,558,581
Nintendo Co. Ltd.	24,400	1,304,213
Panasonic Holdings Corp.	67,300	591,214
SoftBank Corp.	150,000	195,839
SoftBank Group Corp.	5,100	302,513
Sumitomo Mitsui Financial Group, Inc.	15,900	339,729
Tokio Marine Holdings, Inc.	15,700	578,929
Tokyo Electron Ltd.	12,300	2,193,528
Toyota Motor Corp.	30,700	551,802
		16,326,436
Malaysia — 0.1%
YTL Corp. Bhd.	426,100	260,695
Norway — 0.4%
Equinor ASA	59,987	1,517,591
Russia(a)(c) — 0.0%
Alrosa PJSC	18,331	2
Gazprom PJSC	16,740	2
GMK Norilskiy Nickel PAO	43,300	—
LUKOIL PJSC	2,916	—
Mobile TeleSystems PJSC	3,760	—
Novatek PJSC	5,450	1
Tatneft PJSC	9,355	1
		6
Saudi Arabia — 0.0%
Rabigh Refining & Petrochemical Co.(a)	61,517	134,822
South Korea — 0.9%
Celltrion, Inc.	1,979	294,659
CJ Logistics Corp.	2,679	190,065
Doosan Co. Ltd.	1,231	159,185
KCC Corp.	525	120,409
LG Chem Ltd.	5,353	1,452,953
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
LG Display Co. Ltd.(a)	26,709	$ 222,802
NAVER Corp.	9,413	1,212,443
		3,652,516
Spain — 1.9%
Banco Santander SA	694,615	3,559,110
Iberdrola SA	45,946	710,285
Industria de Diseno Textil SA	52,251	3,094,639
		7,364,034
Switzerland — 3.4%
ABB Ltd., Class N, Registered Shares	92,871	5,387,966
Cie Financiere Richemont SA, Class A, Registered Shares	10,663	1,693,330
Novartis AG, Class N, Registered Shares	54,147	6,234,610
		13,315,906
Taiwan — 1.8%
AUO Corp.	661,000	354,497
Elan Microelectronics Corp.	39,000	175,492
MediaTek, Inc.	63,354	2,334,945
Phison Electronics Corp.	19,000	296,580
Realtek Semiconductor Corp.	10,000	148,426
Taiwan Semiconductor Manufacturing Co. Ltd.	123,000	3,708,957
		7,018,897
Turkey — 0.1%
Migros Ticaret A/S, Class A	13,831	181,752
United Kingdom — 1.5%
CK Hutchison Holdings Ltd.	44,500	252,302
Direct Line Insurance Group PLC	23,450	58,827
Informa PLC	173,674	1,909,983
Rolls-Royce Holdings PLC(a)	105,014	743,235
Smiths Group PLC	25,059	563,152
Standard Chartered PLC	22,974	243,662
Tesco PLC	453,833	2,178,992
		5,950,153
United States — 68.0%
AbbVie, Inc.	7,654	1,511,512
Acuity Brands, Inc.	1,033	284,478
Adobe, Inc.(a)	4,260	2,205,743
AECOM	13,871	1,432,458
Agilent Technologies, Inc.	2,123	315,223
Allstate Corp.	5,657	1,072,850
Alphabet, Inc., Class A	27,846	4,618,259
Alphabet, Inc., Class C	16,925	2,829,691
Altria Group, Inc.	120,945	6,173,033
Amazon.com, Inc.(a)	50,955	9,494,445
Amgen, Inc.	2,030	654,086
Apple, Inc.	97,201	22,647,833
Applied Materials, Inc.	13,291	2,685,447
Automatic Data Processing, Inc.	9,593	2,654,671
Bank of America Corp.	180,075	7,145,376
Berkshire Hathaway, Inc., Class B(a)	3,713	1,708,945
Biogen, Inc.(a)	1,582	306,655
Blueprint Medicines Corp.(a)	2,201	203,593
Bristol-Myers Squibb Co.	67,352	3,484,792
BRP, Inc.	770	45,826
CACI International, Inc., Class A(a)	1,312	661,983
Carnival Corp.(a)	43,571	805,192
Caterpillar, Inc.	3,852	1,506,594
CBRE Group, Inc., Class A(a)	16,625	2,069,480
Centene Corp.(a)	23,691	1,783,458
Security	Shares	Value
United States (continued)
Chevron Corp.	22,547	$ 3,320,497
Cigna Group	4,504	1,560,366
Citigroup, Inc.	35,749	2,237,887
CME Group, Inc., Class A	16,897	3,728,323
Comcast Corp., Class A	74,700	3,120,219
Costco Wholesale Corp.	3,773	3,344,840
CSL Ltd.	2,294	453,142
Curtiss-Wright Corp.	2,374	780,310
Deckers Outdoor Corp.(a)	10,115	1,612,837
Eaton Corp. PLC	7,797	2,584,238
Eli Lilly & Co.	2,207	1,955,270
EMCOR Group, Inc.	5,493	2,364,901
Expeditors International of Washington, Inc.	8,770	1,152,378
Experian PLC	23,636	1,244,899
Fortinet, Inc.(a)	20,279	1,572,636
Gap, Inc.	8,547	188,461
Gilead Sciences, Inc.	8,517	714,065
GSK PLC	33,318	678,388
Guidewire Software, Inc.(a)	2,933	536,563
HCA Healthcare, Inc.	15,142	6,154,163
Holcim AG	4,529	443,538
Johnson & Johnson	41,434	6,714,794
JPMorgan Chase & Co.	16,931	3,570,071
Kimberly-Clark Corp.	17,900	2,546,812
Kroger Co.	27,277	1,562,972
Lam Research Corp.	4,364	3,561,373
Lineage, Inc.	7,808	611,991
Lockheed Martin Corp.	11,188	6,540,057
Manhattan Associates, Inc.(a)	6,431	1,809,555
Marsh & McLennan Cos., Inc.	16,907	3,771,783
Mastercard, Inc., Class A	7,673	3,788,927
Medtronic PLC	30,905	2,782,377
Merck & Co., Inc.	2,226	252,785
Meta Platforms, Inc., Class A	5,749	3,290,958
Micron Technology, Inc.	31,659	3,283,355
Microsoft Corp.	47,955	20,635,036
Morgan Stanley	16,154	1,683,893
NetApp, Inc.	19,620	2,423,266
Netflix, Inc.(a)	2,219	1,573,870
Neurocrine Biosciences, Inc.(a)	2,091	240,925
Northrop Grumman Corp.	5,342	2,820,950
NVIDIA Corp.	146,005	17,730,847
NVR, Inc.(a)	190	1,864,242
Oshkosh Corp.	5,739	575,105
Pfizer, Inc.	15,997	462,953
Procter & Gamble Co.	20,809	3,604,119
QUALCOMM, Inc.	22,480	3,822,724
Regeneron Pharmaceuticals, Inc.(a)	346	363,729
Reinsurance Group of America, Inc.	3,903	850,347
Roche Holding AG	1,282	410,262
S&P Global, Inc.	3,254	1,681,081
Schlumberger NV	47,330	1,985,493
ServiceNow, Inc.(a)	681	609,080
Shell PLC	150,137	4,870,704
Simon Property Group, Inc.	12,141	2,052,072
Spotify Technology SA(a)	5,034	1,855,180
Target Corp.	9,114	1,420,508
Tesla, Inc.(a)	6,685	1,748,997
Thermo Fisher Scientific, Inc.	7,018	4,341,124
Toll Brothers, Inc.	15,901	2,456,545
Trane Technologies PLC	10,435	4,056,398
United Airlines Holdings, Inc.(a)	20,187	1,151,870

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
VeriSign, Inc.(a)	3,003	$ 570,450
Verizon Communications, Inc.	17,771	798,096
Vertex Pharmaceuticals, Inc.(a)	848	394,388
Visa, Inc., Class A	12,161	3,343,667
Walmart, Inc.	93,652	7,562,399
Wells Fargo & Co.	57,349	3,239,645
Westinghouse Air Brake Technologies Corp.	4,999	908,668
		266,245,987
Total Common Stocks — 97.6% (Cost: $290,613,748)		382,034,248
Preferred Securities
Preferred Stocks — 0.3%
Brazil — 0.3%
Braskem SA, Series A(a)	92,111	336,981
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	70,139	312,862
Marcopolo SA	147,665	215,492
Usinas Siderurgicas de Minas Gerais S/A UsiminasClass A	225,226	257,982
		1,123,317
Total Preferred Securities — 0.3% (Cost: $1,247,059)		1,123,317
Total Long-Term Investments — 97.9% (Cost: $291,860,807)		383,157,565
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(d)(e)	6,769,388	6,769,388

Security		Par (000)	Value
Time Deposits — 0.0%
Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 2.99%, 10/01/24	HKD	38	$ 4,912
Japan — 0.0%
Sumitomo Bank Tokyo, 0.01%, 10/01/24	JPY	381	2,648
Singapore — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 2.22%, 10/01/24	SGD	2	1,212
South Africa — 0.0%
Brown Brothers Harriman & Co., 6.48%, 10/03/24	ZAR	59	3,393
			12,165
Total Short-Term Securities — 1.7% (Cost: $6,781,554)			6,781,553
Total Investments — 99.6% (Cost: $298,642,361)			389,939,118
Other Assets Less Liabilities — 0.4%			1,406,155
Net Assets — 100.0%			$ 391,345,273

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (951)(b)	$ 951	$ —	$ —	—	$ 155 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	6,831,991	—	(62,603)(b)	—	—	6,769,388	6,769,388	85,748	—
				$ 951	$ —	$ 6,769,388		$ 85,903	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	15	12/20/24	$ 1,866	$ 28,396
MSCI Emerging Markets Index	14	12/20/24	821	44,200
S&P 500 E-Mini Index	16	12/20/24	4,651	86,254
				$ 158,850
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 3,340,876	$ —	$ 3,340,876
Austria	—	354,305	—	354,305
Brazil	3,438,881	—	—	3,438,881
Canada	9,326,148	—	—	9,326,148
China	—	10,705,217	—	10,705,217
Denmark	—	4,034,428	—	4,034,428
France	—	5,927,867	—	5,927,867
Germany	—	3,043,108	—	3,043,108
Hong Kong	—	3,309,753	—	3,309,753
India	365,649	4,747,679	—	5,113,328
Ireland	2,523,043	—	—	2,523,043
Israel	2,546,394	—	—	2,546,394
Italy	—	6,402,105	—	6,402,105
Japan	—	16,326,436	—	16,326,436
Malaysia	—	260,695	—	260,695
Norway	—	1,517,591	—	1,517,591
Russia	—	—	6	6
Saudi Arabia	—	134,822	—	134,822
South Korea	—	3,652,516	—	3,652,516
Spain	—	7,364,034	—	7,364,034
Switzerland	—	13,315,906	—	13,315,906
Taiwan	—	7,018,897	—	7,018,897

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Turkey	$ —	$ 181,752	$ —	$ 181,752
United Kingdom	—	5,950,153	—	5,950,153
United States	258,145,054	8,100,933	—	266,245,987
Preferred Securities
Preferred Stocks	1,123,317	—	—	1,123,317
Short-Term Securities
Money Market Funds	6,769,388	—	—	6,769,388
Time Deposits	—	12,165	—	12,165
	$ 284,237,874	$ 105,701,238	$ 6	$ 389,939,118
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 158,850	$ —	$ —	$ 158,850

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s
Schedule of Investments